Deferred Charges, Net	12 Months Ended
Dec. 31, 2017
Deferred Charges, Net
Deferred Charges, Net

6. Deferred Charges, Net

        Deferred charges, net consisted of the following (in thousands):

Drydocking and Special Survey Costs
As of January 1, 2015	$6,255
Additions	2,341
Amortization	(3,845)

As of December 31, 2015	$4,751
Additions	8,976
Amortization	(5,528)

As of December 31, 2016	$8,199
Additions	7,511
Amortization	(6,748)

As of December 31, 2017	$8,962

        The Company follows the deferral method of accounting for drydocking and special survey costs in accordance with accounting for planned major maintenance activities, whereby actual costs incurred are deferred and amortized on a straight-line basis over the period until the next scheduled survey, which is two and a half years. If special survey or drydocking is performed prior to the scheduled date, the remaining unamortized balances are immediately written off. Furthermore, when a vessel is drydocked for more than one reporting period, the respective costs are identified and recorded in the period in which they were incurred and not at the conclusion of the drydocking.